Consolidated Statement of Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTEREST INCOME
Interest and fees on loans	$ 22,496,000	$ 22,418,000	$ 21,854,000
Interest-bearing deposits in other institutions	30,000	26,000	14,000
Federal funds sold	15,000	20,000	12,000
Investment securities:
Taxable interest	2,514,000	3,209,000	4,862,000
Tax-exempt interest	3,044,000	2,976,000	2,883,000
Dividends on stock	79,000	97,000	102,000
Total interest income	28,178,000	28,746,000	29,727,000
INTEREST EXPENSE
Deposits	4,709,000	5,728,000	7,467,000
Short-term borrowings	178,000	261,000	235,000
Federal funds purchased	7,000
Other borrowings	166,000	294,000	400,000
Trust preferred securities	190,000	164,000	550,000
Total interest expense	5,250,000	6,447,000	8,652,000
NET INTEREST INCOME	22,928,000	22,299,000	21,075,000
Provision for loan losses	196,000	2,168,000	3,085,000
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	22,732,000	20,131,000	17,990,000
NONINTEREST INCOME
Service charges on deposit accounts	1,956,000	1,765,000	1,512,000
Investment securities gains (losses), net	11,000	610,000	(173,000)
Earnings on bank-owned life insurance	280,000	279,000	278,000
Gains on sale of loans		85,000
Other income	898,000	712,000	620,000
Total noninterest income	3,145,000	3,451,000	2,237,000
NONINTEREST EXPENSE
Salaries and employee benefits	7,913,000	7,127,000	7,233,000
Occupancy expense	1,231,000	959,000	953,000
Equipment expense	950,000	759,000	556,000
Data processing costs	854,000	772,000	693,000
Ohio state franchise tax	618,000	590,000	461,000
Federal deposit insurance expense	516,000	487,000	966,000
Professional fees	1,174,000	948,000	800,000
Losses on other real estate owned	18,000	258,000	497,000
Advertising expenses	445,000	423,000	439,000
Other real estate expenses	410,000	498,000	194,000
Directors fees	403,000	386,000	315,000
Other expense	2,338,000	2,432,000	2,394,000
Total noninterest expense	16,870,000	15,639,000	15,501,000
Income before income taxes	9,007,000	7,943,000	4,726,000
Income taxes	1,979,000	1,662,000	596,000
NET INCOME	$ 7,028,000	$ 6,281,000	$ 4,130,000
EARNINGS PER SHARE
Basic (in Dollars per share)	$ 3.48	$ 3.29	$ 2.45
Diluted (in Dollars per share)	$ 3.47	$ 3.28	$ 2.45
DIVIDENDS DECLARED PER SHARE (in Dollars per share)	$ 1.04	$ 1.04	$ 1.04